ACQUISITION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
SCHEDULE OF PRELIMINARY ALLOCATION OF CONSIDERATION

Details of the carrying amount and the fair value of identifiable assets and liabilities acquired and purchase consideration paid were as follows:

Consideration given up
Common shares	$7,774,000
Total consideration given up	$7,774,000

Fair value of identifiable assets acquired, and liabilities assumed
Net working deficit	$(613,156)
Property, plant, and equipment	12,500
Intangible assets	6,600,000
Goodwill	1,774,656
Total identifiable assets	$7,774,000

SCHEDULE OF PRELIMINARY ALLOCATION OF CONSIDERATION

Details of the carrying amount and the fair value of identifiable assets and liabilities acquired and purchase consideration paid are as follows:

Consideration
Common shares	$12,500,000
Warrants	1,200,000
Contingent consideration[1]	9,926,000
Total consideration	$23,626,000

Fair value of identifiable assets acquired, and liabilities assumed
Net working capital	$30,908
Property, plant, and equipment	9,092
Intangible assets	18,170,000
Goodwill	5,416,000
Total identifiable assets	$23,626,000

SCHEDULE OF ASSETS AND LIABILITIES ACQUIRED AND PURCHASE CONSIDERATION

Details of the carrying amount and the fair value of identifiable assets and liabilities acquired and purchase consideration paid are as follows:

Consideration given up
Common shares	$7,774,000
Total consideration given up	$7,774,000

Fair value of identifiable assets acquired, and liabilities assumed
Net working deficit	$(613,156)
Property, plant, and equipment	12,500
Intangible assets	6,600,000
Goodwill	1,774,656
Total identifiable assets	$7,774,000